Deferred Revenue and Customer Deposits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Revenue Recognition And Deferred Revenue [Abstract]
Deferred revenue	¥ 33,067	$ 4,809	¥ 28,921
Customer deposits	26,416	3,842	20,636	$ 3,001	¥ 6,064
Total deferred revenue and customer deposits — current	59,483	8,651	49,557
Deferred revenue — non-current	¥ 10,265	$ 1,493	¥ 330